Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of March 31,
	2022	2021
Accounts payable	846,474	217,145
Accrued liabilities	268,999	279,481
Current accounts payable and accrued liabilities	1,115,473	496,626